Financial instruments (Details) ₨ in Millions, $ in Millions		Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Assets:
Cash and cash equivalents		₨ 15,368	$ 164	₨ 14,654
Other investments		83,141		53,645
Trade and other receivables		101,219		90,420
Derivative financial instruments		155	2	557
Other assets	[1]	7,267		3,952
Total		207,150		163,228
Liabilities:
Trade and other payables		33,411	356	35,523
Derivative financial instruments		6,898	74	1,286
Long-term borrowings		18,206		8,721
Short-term borrowings		59,135	$ 630	38,045
Other liabilities and provisions	[2]	44,012		36,917
Total		161,662		120,492
Total fair value [Member]
Assets:
Cash and cash equivalents		15,368		14,654
Other investments		83,141		53,645
Trade and other receivables		101,219		90,420
Derivative financial instruments		155		557
Other assets	[1]	7,267		3,952
Total		207,150		163,228
Liabilities:
Trade and other payables		33,411		35,523
Derivative financial instruments		6,898		1,286
Long-term borrowings		18,206		8,721
Short-term borrowings		59,135		38,045
Other liabilities and provisions	[2]	44,012		36,917
Total		₨ 161,662		₨ 120,492

[1]	Other assets that are not financial assets (such as receivables from statutory authorities, government incentives receivable, prepaid expenses, advances paid and certain other receivables) of Rs.30,215 and Rs.27,162 as of March 31, 2026 and 2025, respectively, are not included.
[2]	Other liabilities and provisions that are not financial liabilities (such as statutory dues payable, deferred revenue, advances from customers and certain other accruals) of Rs.17,239 and Rs.18,195 as of March 31, 2026 and 2025, respectively, are not included.Other liabilities and provisions includes amount measured at amortized cost of Rs.43,792 and Rs.34,001 as of March 31, 2026 and 2025, respectively, and contingent consideration measured at FVTPL of Rs.220 and Rs.2,916 as of March 31, 2026 and 2025, respectively.